Leases - Schedule of Movement in Net Investment in Lease (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about leases for lessor [abstract]
Balance at the beginning	$ 262	$ 219	$ 112
Additions	142	120	149
Interest income accrued during the period	7	4	3
Others	2	(3)
Lease receipts	(146)	(79)	(48)
Translation Differences	4	1	3
Balance at the end	$ 271	$ 262	$ 219